Net Finance Costs/(Income) (Tables)	12 Months Ended
Dec. 31, 2017
Net Finance Costs [Abstract]
Summary of Net Finance Costs/(Income)

(a) Net finance costs/(income)

	2017 £m	2016 £m	2015 £m

Interest expense	1,081	645	573

Option costs and fees (see note 4(b)(v))	–	–	104

Facility fees	13	5	9

Interest related to adjusting tax payables (see note 4(b)(ii))	43	25	8

Loss on bond redemption (see note 4(b)(iv))	–	101	–

Acquisition of RAI (see note 4(b)(i))	153	–	–

Fair value changes on derivative financial instruments and hedged items	(149)	(458)	(245)

Hedge ineffectiveness (see note 4(b)(iii))	9	–	–

Exchange differences on financial liabilities	47	363	135

Finance costs	1,197	681	584

Interest and dividend income	(84)	(68)	(79)

Hedge ineffectiveness (see note 4(b)(iii))	–	(18)	–

Deemed gain related to the investment in Reynolds (see note 4(b)(vi))	–	–	(601)

Exchange differences on financial assets	(19)	42	34

Finance income	(103)	(44)	(646)

Net finance costs/(income)	1,094	637	(62)